Disposals and scrapping (Details) R in Millions, $ in Millions																		1 Months Ended	12 Months Ended
	Jun. 30, 2022	Jun. 29, 2022 ZAR (R)	Apr. 28, 2022 ZAR (R)	Apr. 28, 2022 USD ($)	Mar. 01, 2022 ZAR (R)	Jul. 29, 2021 ZAR (R)	Jun. 30, 2021	Jun. 24, 2021 ZAR (R) item	May 04, 2021	May 01, 2021 ZAR (R)	Apr. 30, 2021	Feb. 25, 2021	Dec. 31, 2020 ZAR (R)	Dec. 01, 2020 ZAR (R)	Dec. 01, 2020 USD ($)	Jul. 01, 2020 ZAR (R)	Sep. 30, 2019 ZAR (R)	Dec. 31, 2019 ZAR (R)	Jun. 30, 2022 ZAR (R)	Jun. 30, 2021 ZAR (R)	Jun. 30, 2020 ZAR (R)
Disposal and scrapping
Property, plant and equipment																			R 3,802	R 7,064	R 1,431
Goodwill and other intangible assets																			2	947	179
Equity accounted investments																				370	437
Assets in disposal groups held for sale																			16,586	67,662	2,563
Inventories																				814
Trade and other receivables																				174
Cash and cash equivalents																				57
Liabilities in disposal group held for sale																			(6,321)	(2,577)	(414)
Long-term debt																				(2,673)
Non-controlling interest																			(3,141)
Long-term financial liabilities																				(477)
Trade and other payables																				(67)	175
Carrying value of disposals and scrapping																			10,928	71,294	4,371
Total consideration																			11,364	73,426	4,285
Consideration received																			8,484	43,214	4,285
Consideration still receivable																			127	116
Fair value of retained investment																			2,753
Establishment of joint operation																				30,096
Net loss on disposal before translation effects																			436	2,132	(86)
Realisation of accumulated translation effects																			8,024	3,388	801
Net profit on disposal																			8,460	5,520	715
Enaex Africa (Pty) Ltd
Disposal and scrapping
Interest in associates (as a percent)	23.00%						23.00%				49.00%
Louisiana Integrated Polyethylene JV LLC
Disposal and scrapping
Proportion of ownership interest in joint operation	50.00%						50.00%							50.00%	50.00%
Republic of Mozambique Pipeline Investment Company (Pty) Ltd (ROMPCO)
Disposal and scrapping
Consideration received		R 4,100
Fair value of retained investment																			1,900
Net profit on disposal		R 3,700
Disposal of equity interest (as a percent)		30.00%
Interest in associates (as a percent)		20.00%
Maximum contingent consideration receivable on disposal		R 1,000
Fair value of contingent consideration receivable on disposal		R 0
Central Termica de Ressano Garcia S.A. (CTRG)
Disposal and scrapping
Consideration received			R 2,600	$ 163.8
Net profit on disposal			R 156
Canadian shale gas assets
Disposal and scrapping
Realisation of accumulated translation effects						R 4,900
Wax business
Disposal and scrapping
Realisation of accumulated translation effects					R 2,900
Lake Charles Chemicals Project
Disposal and scrapping
Consideration received														R 30,000	$ 2,000.0
Net loss on disposal before translation effects														(1,100)
Realisation of accumulated translation effects														R 3,100
Disposal of equity interest (as a percent)														50.00%	50.00%
Air separation units
Disposal and scrapping
Net profit on disposal								R 2,726
Number of air separation units sold | item								16
Agreement term (in years)								15 years
Gemini HDPE LLC
Disposal and scrapping
Net loss on disposal before translation effects													R 683
Realisation of accumulated translation effects													R 246
Disposal of equity interest (as a percent)													50.00%
Gabon oil producing assets
Disposal and scrapping
Net loss on disposal before translation effects																				145
Realisation of accumulated translation effects																				132
Etame Marin block offshore Gabon
Disposal and scrapping
Disposal of equity interest (as a percent)												27.80%
Block DE-8 offshore Gabon
Disposal and scrapping
Disposal of equity interest (as a percent)									40.00%
Enaex Africa (Pty) Ltd
Disposal and scrapping
Net profit on disposal										R (115)
Disposal of equity interest (as a percent)										26.00%
Sasol Huntsman GmbH & co KG
Disposal and scrapping
Realisation of accumulated translation effects																	R 475
Net profit on disposal																	R 936
Disposal of equity interest (as a percent)																	50.00%
Explosives business
Disposal and scrapping
Net profit on disposal																R (46)
Disposal of equity interest (as a percent)																51.00%
Escravos GTL
Disposal and scrapping
Realisation of accumulated translation effects																					268
Net profit on disposal																					705
Sasol Wilmar Alcohol Industries
Disposal and scrapping
Realisation of accumulated translation effects																		R 56
Net profit on disposal																		R 47
Other disposal and scrapping
Disposal and scrapping
Consideration received																			1,391	898	678
Chemicals America | Lake Charles Chemicals Project
Disposal and scrapping
Consideration received																				29,894
Chemicals America | Gemini HDPE LLC
Disposal and scrapping
Consideration received																				3,456
Chemicals Africa | Enaex Africa (Pty) Ltd
Disposal and scrapping
Consideration received																				175
Chemicals Africa | Explosives business
Disposal and scrapping
Consideration received																					991
Chemicals Eurasia | ARG Investment
Disposal and scrapping
Consideration received																				316
Chemicals Eurasia | Sasol Huntsman GmbH & co KG
Disposal and scrapping
Consideration received																					1,506
Chemicals Eurasia | Sasol Wilmar Alcohol Industries
Disposal and scrapping
Consideration received																					235
Energy Business | Escravos GTL
Disposal and scrapping
Consideration received																					R 875
Gas | Republic of Mozambique Pipeline Investment Company (Pty) Ltd (ROMPCO)
Disposal and scrapping
Consideration received																			4,129
Gas | Canadian shale gas assets
Disposal and scrapping
Consideration received																			387
Gas | Gabon oil producing assets
Disposal and scrapping
Consideration received																				424
Fuels | Central Termica de Ressano Garcia S.A. (CTRG)
Disposal and scrapping
Consideration received																			R 2,577
Fuels & Chemicals Africa | Air separation units
Disposal and scrapping
Consideration received																				R 8,051